Revenues Contract assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract with customer, asset, net, current	$ 4,012		$ 4,012		$ 0
Contract with customer, asset, net, noncurrent	40,474		40,474		36,084
Contract with customer, asset, net	44,486		44,486		36,084
Contract with customer, liability, current	45,528		45,528		46,444
Contract with customer, liability, noncurrent	156,261		156,261		176,755
Contract with customer, liability	201,789		201,789		$ 223,199
Contract with customer, liability, revenue recognized	$ 9,700	$ 5,500	$ 19,300	$ 9,700